Leases - Finance lease (Details) € in Thousands	Jun. 30, 2026 EUR (€)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease receivables	€ 15,795
Lease receivables	13,621
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease receivables	3,862
Later than one year and not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease receivables	€ 11,933